Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 31,185,925	$ 30,616,281
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	59,399,819	22,448,019
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(4,125,803)	(6,466,624)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,701,652)	2,864,072
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,601,865)	10,837,509
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(434,030)	139,270
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	604,208	(916,623)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,476,401	(1,026,914)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	67,182,560	17,017,329
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (28,213,894)	$ 8,168,262